CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY	12 Months Ended
Dec. 31, 2016
CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY [Abstract]
CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY
FINANCIAL STATEMENTS SCHEDULE I
TUNIU CORPORATION

CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY

CONDENSED BALANCE SHEETS
(All amounts in thousands, except for share and per share data, or otherwise noted)

	As of December 31,
	2015	2016
	RMB	RMB	US$ (Note 2(d))
ASSETS
Current assets
Cash and cash equivalents	1,090,097	3,428	494
Amounts due from subsidiaries	3,468,022	7,436,798	1,071,122
Prepayments and other current assets	4,888	1,007	145
Total current assets	4,563,007	7,441,233	1,071,761

Intangible assets	607,669	475,626	68,504
Total assets	5,170,676	7,916,859	1,140,265

LIABILITIES AND EQUITY
Current liabilities
Accrued expenses and other current liabilities	664,420	8,662	1,248
Total current liabilities	664,420	8,662	1,248
Non-current liabilities
Investments deficit in subsidiaries and VIE	1,185,106	3,426,261	493,484
Total non-current liabilities	1,185,106	3,426,261	493,484
Total liabilities	1,849,526	3,434,923	494,732

Equity
Ordinary shares (US$0.0001 par value; 1,000,000,000 shares (including 780,000,000 Class A shares, 120,000,000 Class B shares and 100,000,000 shares to be designated by the Board of Directors) authorized as of December 31, 2015 and 2016; 286,970,892 shares (including 269,597,392 Class A shares and 17,373,500 Class B shares) and 379,470,757 shares (including 362,097,257 Class A shares and 17,373,500 Class B shares) issued and outstanding as of December 31, 2015 and 2016, respectively)	181	242	35
Less: Treasury stock	—	(19,708)	(2,839)
Additional paid-in capital	5,482,367	8,855,991	1,275,528
Accumulated other comprehensive income	167,025	400,925	57,745
Accumulated deficit	(2,328,423)	(4,755,514)	(684,936)
Total Tuniu Corporation shareholders’ equity	3,321,150	4,481,936	645,533
Total liabilities and equity	5,170,676	7,916,859	1,140,265

FINANCIAL STATEMENTS SCHEDULE I
TUNIU CORPORATION

CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY

CONDENSED STATEMENTS OF COMPREHENSIVE LOSS
(All amounts in thousands, except for share and per share data, or otherwise noted)

	For the Years Ended December 31,
	2014	2015	2016
	RMB	RMB	RMB	US$ (Note 2(d))
Operating expenses
Research and product development	—	—	—	—
Sales and marketing	—	—	—	—
General and administrative	(5,617)	(19,016)	(11,657)	(1,679)
Share of loss of subsidiaries and affiliated entities	(446,159)	(1,341,212)	(2,250,534)	(324,144)
Other operating income	415	—	—	—
Total operating expenses	(451,361)	(1,360,228)	(2,262,191)	(325,823)
Loss from operations	(451,361)	(1,360,228)	(2,262,191)	(325,823)
Other income/(expenses)
Interest income	6,619	19,183	1,418	204
Foreign exchange losses, net	(3,116)	(119,161)	(167,405)	(24,112)
Other income, net	—	827	1,087	157
Loss before income tax expense	(447,858)	(1,459,379)	(2,427,091)	(349,574)

Net loss	(447,858)	(1,459,379)	(2,427,091)	(349,574)
Accretion on redeemable noncontrolling interests	—	—	(106)	(15)
Deemed dividends to preferred shareholders	(15,606)	—	—	—
Net loss attributable to ordinary shareholders	(463,464)	(1,459,379)	(2,427,197)	(349,589)

Net loss	(447,858)	(1,459,379)	(2,427,091)	(349,574)
Other comprehensive income/( loss)
Foreign currency translation adjustment, net of nil tax	(1,358)	188,106	233,900	33,689
Comprehensive loss	(449,216)	(1,271,273)	(2,193,191)	(315,885)

FINANCIAL STATEMENTS SCHEDULE I
TUNIU CORPORATION

CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY

CONDENSED STATEMENTS OF CASH FLOWS
(All amounts in thousands, except for share and per share data, or otherwise noted)

	For the Years Ended December 31,
	2014	2015	2016
	RMB	RMB	RMB	US$ (Note 2(d))
Cash (used in) provided by operating activities	2,636	645,364	(661,029)	(95,208)
Cash used in investing activities	(518,690)	(3,434,719)	(3,972,014)	(572,089)
Cash provided by financing activities	1,540,397	2,442,860	3,264,610	470,202

Effect of exchange rate changes on cash and cash equivalents	(3,040)	113,312	281,764	40,582
Net increase /(decrease) in cash and cash equivalents	1,021,303	(233,183)	(1,086,669)	(156,513)
Cash and cash equivalents at the beginning of year	301,977	1,323,280	1,090,097	157,007
Cash and cash equivalents at the end of year	1,323,280	1,090,097	3,428	494
Supplemental disclosure of non-cash investing and financing activities
Deemed dividends to preferred shareholders	15,606	—	—	—
Accrued issuance cost related to private placement	14,076	—	—	—
Receivables related to exercise of stock option	(1,020)	(3,379)	(163)	(24)

FINANCIAL STATEMENTS SCHEDULE I
TUNIU CORPORATION

CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY

Note to Financial Statements Schedule I

Schedule I has been provided pursuant to the requirements of Rule 12-04(a) and 5-04-(c) of Regulation S-X, which require condensed financial information as to the financial position, change in financial position and results of operations of a parent company as of the same dates and for the same periods for which audited consolidated financial statements have been presented when the restricted net assets of consolidated subsidiaries exceed 25 percent of consolidated net assets as of the end of the most recently completed fiscal year.

The condensed financial information has been prepared using the same accounting policies as set out in the accompanying consolidated financial statements except that the equity method has been used to account for investments in its subsidiaries and VIE. Such investments in subsidiaries are presented on the balance sheets as investment (income)/ deficit in subsidiaries and VIE and the loss of the subsidiaries is presented as share of loss of subsidiaries and VIE.

Certain information and footnote disclosures normally included in financial statements prepared in accordance with accounting principles generally accepted in the United States of America have been condensed or omitted. The footnote disclosures contain supplemental information relating to the operations of the Company and, as such, these statements should be read in conjunction with the notes to the accompanying consolidated financial statements.

As of December 31, 2016, the Company had no significant capital and other commitments, long-term obligations, or guarantee, except for those which have separately disclosed in the consolidated financial statements.